Employee Stock and Benefit Plans (Stock Option Transactions) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010	Sep. 27, 2009
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding, Shares Subject to Options, Beginning of Period	45.3	60.7	63.6
Granted, Shares Subject to Options	3.4	4.3	14.9
Exercised, Shares Subject to Options	(13.6)	(16.1)	(9.6)
Expired/forfeited, Shares Subject to Options	(2.0)	(3.6)	(8.2)
Outstanding, Shares Subject to Options, End of Period	33.1	45.3	60.7	63.6
Exercisasble, September 30, 2012, Shares Subject to Options	18.4
Vested and expected to vest, September 30, 2012, Shares Subject to Options	32.0
Outstanding, Weighted Average Exercise Price per Share Beginning Balance	$ 18.57	$ 16.52	$ 14.75
Granted, Weighted Average Exercise Price per Share	$ 44.26	$ 31.46	$ 22.28
Exercised, Weighted Average Exercise Price per Share	$ 15.99	$ 14.40	$ 11.94
Expired/forfeited, Weighted Average Exercise Price per Share	$ 20.67	$ 18.06	$ 18.73
Outstanding, Weighted Average Exercise Price per Share Ending Balance	$ 22.19	$ 18.57	$ 16.52	$ 14.75
Exercisable at September 30, 2012, Weighted Average Exercise Price per Share	$ 19.96
Vested and expected to vest, September 30, 2012, Weighted Average Exercise Price per Share	$ 21.92
Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years 1 month	6 years 5 months	6 years 7 months	6 years 8 months
Exercisable, Weighted Average Remaining Contractual Life (Years)	5 years
Vested and expected to vest, Weighted Average Remaining Contractual Life (Years)	6 years
Outstanding, Aggregate Intrinsic Value	$ 945	$ 848	$ 611	$ 442
Exercisable, Aggregate Intrinsic Value	567
Vested and expected to vest, Aggregate Intrinsic Value	$ 923